Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock
The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock were as follows:

	2022				2021
(Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series J	40,000	1,000	7	993	40,000	1,000	7	993
Series K	23,000	575	10	565	23,000	575	10	565
Series L	20,000	500	14	486	20,000	500	14	486
Series M	30,000	750	21	729	30,000	750	21	729
Series N	60,000	1,500	8	1,492	60,000	1,500	8	1,492
Series O	18,000	450	13	437	–	–	–	–
Total preferred stock (a)	243,510	$7,026	$218	$6,808	225,510	$6,576	$205	$6,371
(a)	The par value of all shares issued and outstanding at December 31, 2022 and 2021, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2022	1	$69
2021	28	1,556
2020	31	1,661

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity	The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Investment Securities Available-For-Sale	Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total

2022
Balance at beginning of period	$540	$(935)	$(85)	$(1,426)	$(37)	$(1,943)
Changes in unrealized gains (losses)	(13,656)	–	(75)	526	–	(13,205)
Transfer of securities from available-for-sale to held-to-maturity	4,413	(4,413)	–	–	–	–
Foreign currency translation adjustment (a)	–	–	–	–	(10)	(10)
Reclassification to earnings of realized (gains) losses	(20)	400	36	128	–	544
Applicable income taxes	2,345	1,015	10	(167)	4	3,207

Balance at end of period	$(6,378)	$(3,933)	$(114)	$(939)	$(43)	$(11,407)

2021
Balance at beginning of period	$2,417	$–	$(189)	$(1,842)	$(64)	$322
Changes in unrealized gains and losses	(3,698)	–	125	400	–	(3,173)
Transfer of securities from available-for-sale to held-to-maturity	1,289	(1,289)	–	–	–	–
Foreign currency translation adjustment (a)	–	–	–	–	35	35
Reclassification to earnings of realized gains and losses	(103)	36	14	157	–	104
Applicable income taxes	635	318	(35)	(141)	(8)	769

Balance at end of period	$540	$(935)	$(85)	$(1,426)	$(37)	$(1,943)

2020
Balance at beginning of period	$379	$–	$(51)	$(1,636)	$(65)	$(1,373)
Changes in unrealized gains and losses	2,905	–	(194)	(401)	–	2,310
Foreign currency translation adjustment (a)	–	–	–	–	2	2
Reclassification to earnings of realized gains and losses	(177)	–	10	125	–	(42)
Applicable income taxes	(690)	–	46	70	(1)	(575)

Balance at end of period	$2,417	$–	$(189)	$(1,842)	$(64)	$322
(a)	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings
Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2022	2021	2020
Unrealized gains (losses) on investment securities available-for-sale

Realized gains (losses) on sale of investment securities	$20	$103	$177	Securities gains (losses), net
	(5)	(26)	(45)	Applicable income taxes

	15	77	132	Net-of-tax
Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains (losses)	(400)	(36)	–	Interest income
	119	9	–	Applicable income taxes

	(281)	(27)	–	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(36)	(14)	(10)	Interest expense
	9	4	3	Applicable income taxes

	(27)	(10)	(7)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	(128)	(157)	(125)	Other noninterest expense
	33	40	32	Applicable income taxes

	(95)	(117)	(93)	Net-of-tax

Total impact to net income	$(388)	$(77)	$32

Components of regulatory capital and summary of regulatory capital requirements and ratios
The following table provides a summary of the regulatory capital requirements in effect, along with the actual components and ratios for the Company and its bank subsidiaries, at December 31, 2022 and 2021:

	U.S. Bancorp		U.S. Bank National Association		MUFG Union Bank National Association
(Dollars in Millions)	2022	2021	2022	2021	2022

Basel III standardized approach:
Common equity tier 1 capital	$41,560	$41,701	$46,681	$45,000	$10,888
Tier 1 capital	48,813	48,516	47,127	45,444	10,888
Total risk-based capital	59,015	56,250	56,736	53,125	11,565
Risk-weighted assets	496,500	418,571	436,764	412,979	58,641
Common equity tier 1 capital as a percent of risk-weighted assets	8.4%	10.0%	10.7%	10.9%	18.6%
Tier 1 capital as a percent of risk-weighted assets	9.8	11.6	10.8	11.0	18.6
Total risk-based capital as a percent of risk-weighted assets	11.9	13.4	13.0	12.9	19.7
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	7.9	8.6	8.1	8.2	10.9
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	6.4	6.9	6.5	6.6	10.1

	Minimum (a)	Well- Capitalized
Bank Regulatory Capital Requirements
Common equity tier 1 capital as a percent of risk-weighted assets	7.0%	6.5%
Tier 1 capital as a percent of risk-weighted assets	8.5	8.0
Total risk-based capital as a percent of risk-weighted assets	10.5	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.0	5.0
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	3.0	3.0	(b)
(a)
The minimum common equity tier 1 capital, tier 1 capital and total risk-based capital ratio requirements reflect a stress capital buffer requirement of 2.5 percent. Banks and financial services holding companies must maintain minimum capital levels, including a stress capital buffer requirement, to avoid limitations on capital distributions and certain discretionary compensation payments.

(b)	A minimum well-capitalized threshold does not apply to U.S. Bancorp for this ratio as it is not formally defined under applicable banking regulations for bank holding companies.